Income taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [line items]
Income before taxes	$ 8,371	$ 26,137	$ 9,878
Switzerland
Statement [line items]
Income before taxes	5,986	22,028	9,786
Foreign
Statement [line items]
Income before taxes	$ 2,385	$ 4,109	$ 92